Taxes - Schedule of tax liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes
Current tax payable	€ 865	€ 1,022	€ 2,583
Total tax liabilities	€ 865	€ 1,022	€ 2,583